Selected Quarterly Financial Data (Parenthetical) (Detail) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Oct. 31, 2012 Common Stock	Oct. 31, 2012 Class B Common Stock
Quarterly Financial Data [Line Items]
Special dividend paid per share			$ 5.00	$ 5.00
Reduction in diluted earning per share	$ 0.37	$ 0.33